Common Stock and Equity-Based Compensation - AmeriGas Common Unit Based Award Activity (Details)	12 Months Ended
Sep. 30, 2018 $ / shares shares
Amerigas Performance Units and Stock Units
AmeriGas Partners Common Units
Number of units - beginning balance (in shares)	218,224
Number of units - ending balance (in shares)	236,762
Weighted-Average Grant-Date Fair Value (per Unit)
Weighted average grant date fair value - beginning balance (in dollars per share) | $ / shares	$ 50.03
Weighted average grant date fair value - ending balance (in dollars per share) | $ / shares	$ 47.12
AmeriGas Performance Units
AmeriGas Partners Common Units
Granted (in shares)	55,550
Forfeited (in shares)	(1,900)
Awards paid (in shares)	(18,874)
Performance criteria not met (in dollars per share)	(37,099)
Weighted-Average Grant-Date Fair Value (per Unit)
Granted (in dollars per share) | $ / shares	$ 52.14
Forfeited (in dollars per share) | $ / shares	56.70
Awards paid (in dollars per share) | $ / shares	46.23
Performance criteria not met (in dollars per share) | $ / shares	$ 86.53
AmeriGas Stock Units
AmeriGas Partners Common Units
Granted (in shares)	29,261
Forfeited (in shares)	(400)
Awards paid (in shares)	(8,000)
Weighted-Average Grant-Date Fair Value (per Unit)
Granted (in dollars per share) | $ / shares	$ 46.09
Forfeited (in dollars per share) | $ / shares	45.66
Awards paid (in dollars per share) | $ / shares	$ (45.62)
Vested | Amerigas Performance Units and Stock Units
AmeriGas Partners Common Units
Number of units - beginning balance (in shares)	65,989
Number of units - ending balance (in shares)	71,148